Document and Entity Information	Jul. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2019
Document Effective Date	Jul. 31, 2019
Prospectus Date	Apr. 30, 2019
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSACX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSIBX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSLLX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSAAX
Emerging Markets Breakout Nations Portfolio | Class I
Prospectus:
Trading Symbol	EMIPX
Emerging Markets Breakout Nations Portfolio | Class A
Prospectus:
Trading Symbol	EMAPX
Emerging Markets Breakout Nations Portfolio | Class C
Prospectus:
Trading Symbol	EMCPX
Emerging Markets Breakout Nations Portfolio | Class IS
Prospectus:
Trading Symbol	EMSPX
Emerging Markets Leaders Portfolio | Class I
Prospectus:
Trading Symbol	MELIX
Emerging Markets Leaders Portfolio | Class A
Prospectus:
Trading Symbol	MELAX
Emerging Markets Leaders Portfolio | Class IS
Prospectus:
Trading Symbol	MELSX
Emerging Markets Leaders Portfolio | Class C
Prospectus:
Trading Symbol	MEMLX
EMERGING MARKETS PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MGEMX
EMERGING MARKETS PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MMKBX
EMERGING MARKETS PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSELX
EMERGING MARKETS PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MMMPX
EMERGING MARKETS PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSEPX
Emerging Markets Small Cap Portfolio | Class I
Prospectus:
Trading Symbol	MSEMX
Emerging Markets Small Cap Portfolio | Class A
Prospectus:
Trading Symbol	MSEOX
Emerging Markets Small Cap Portfolio | Class C
Prospectus:
Trading Symbol	MSESX
Emerging Markets Small Cap Portfolio | Class IS
Prospectus:
Trading Symbol	MSETX
Frontier Markets Portfolio | Class I
Prospectus:
Trading Symbol	MFMIX
Frontier Markets Portfolio | Class A
Prospectus:
Trading Symbol	MFMPX
Frontier Markets Portfolio | Class L
Prospectus:
Trading Symbol	MFMLX
Frontier Markets Portfolio | Class IS
Prospectus:
Trading Symbol	MSRFX
Frontier Markets Portfolio | Class C
Prospectus:
Trading Symbol	MSFEX
GLOBAL FRANCHISE PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSFAX
GLOBAL FRANCHISE PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSFBX
GLOBAL FRANCHISE PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSFLX
GLOBAL FRANCHISE PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSGFX
GLOBAL FRANCHISE PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MGISX
Global Sustain Portfolio | Class I
Prospectus:
Trading Symbol	MGQIX
Global Sustain Portfolio | Class A
Prospectus:
Trading Symbol	MGQAX
Global Sustain Portfolio | Class L
Prospectus:
Trading Symbol	MGQLX
Global Sustain Portfolio | Class IS
Prospectus:
Trading Symbol	MGQSX
Global Sustain Portfolio | Class C
Prospectus:
Trading Symbol	MSGQX
INTERNATIONAL EQUITY PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSIQX
INTERNATIONAL EQUITY PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MIQBX
INTERNATIONAL EQUITY PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSQLX
INTERNATIONAL EQUITY PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MIQPX
INTERNATIONAL EQUITY PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSECX
Global Advantage Portfolio | Class I
Prospectus:
Trading Symbol	MIGIX
Global Advantage Portfolio | Class L
Prospectus:
Trading Symbol	MIGLX
Global Advantage Portfolio | Class A
Prospectus:
Trading Symbol	MIGPX
Global Advantage Portfolio | Class C
Prospectus:
Trading Symbol	MSPTX
Advantage Portfolio | Class I
Prospectus:
Trading Symbol	MPAIX
Advantage Portfolio | Class L
Prospectus:
Trading Symbol	MAPLX
Advantage Portfolio | Class A
Prospectus:
Trading Symbol	MAPPX
Advantage Portfolio | Class IS
Prospectus:
Trading Symbol	MADSX
Advantage Portfolio | Class C
Prospectus:
Trading Symbol	MSPRX
International Advantage Portfolio | Class I
Prospectus:
Trading Symbol	MFAIX
International Advantage Portfolio | Class L
Prospectus:
Trading Symbol	MSALX
International Advantage Portfolio | Class A
Prospectus:
Trading Symbol	MFAPX
International Advantage Portfolio | Class C
Prospectus:
Trading Symbol	MSIAX
International Advantage Portfolio | Class IS
Prospectus:
Trading Symbol	IDVSX
Global Counterpoint Portfolio | A
Prospectus:
Trading Symbol	GLCAX
Global Counterpoint Portfolio | C
Prospectus:
Trading Symbol	GLCDX
Global Counterpoint Portfolio | I
Prospectus:
Trading Symbol	GLCIX
Global Counterpoint Portfolio | IS
Prospectus:
Trading Symbol	GLCSX
Global Endurance Portfolio | Class IS
Prospectus:
Trading Symbol	MSJSX
Global Endurance Portfolio | Class A
Prospectus:
Trading Symbol	MSJAX
Global Endurance Portfolio | Class C
Prospectus:
Trading Symbol	MSJCX
Global Endurance Portfolio | Class I
Prospectus:
Trading Symbol	MSJIX
Global Permanence Portfolio | Class IS
Prospectus:
Trading Symbol	MGKQX
Global Permanence Portfolio | Class A
Prospectus:
Trading Symbol	MGKAX
Global Permanence Portfolio | Class C
Prospectus:
Trading Symbol	MGKCX
Global Permanence Portfolio | Class I
Prospectus:
Trading Symbol	MGKIX
GROWTH PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSEQX
GROWTH PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSEGX
GROWTH PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSHLX
GROWTH PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MGRPX
GROWTH PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSGUX
Inception Portfolio | CLASS I
Prospectus:
Trading Symbol	MSSGX
Inception Portfolio | CLASS A
Prospectus:
Trading Symbol	MSSMX
Inception Portfolio | Class L
Prospectus:
Trading Symbol	MSSLX
Inception Portfolio | Class IS
Prospectus:
Trading Symbol	MFLLX
Inception Portfolio | Class C
Prospectus:
Trading Symbol	MSCOX
Global Concentrated Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MCQIX
Global Concentrated Real Estate Portfolio | Class A
Prospectus:
Trading Symbol	MCQAX
Global Concentrated Real Estate Portfolio | Class C
Prospectus:
Trading Symbol	MCQCX
Global Concentrated Real Estate Portfolio | Class IS
Prospectus:
Trading Symbol	MCQJX
Global Infrastructure Portfolio | CLASS I
Prospectus:
Trading Symbol	MTIIX
Global Infrastructure Portfolio | CLASS L
Prospectus:
Trading Symbol	MTILX
Global Infrastructure Portfolio | CLASS A
Prospectus:
Trading Symbol	MTIPX
Global Infrastructure Portfolio | Class IS
Prospectus:
Trading Symbol	MSGPX
Global Infrastructure Portfolio | Class C
Prospectus:
Trading Symbol	MSGTX
Global Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MRLAX
Global Real Estate Portfolio | Class A
Prospectus:
Trading Symbol	MRLBX
Global Real Estate Portfolio | Class L
Prospectus:
Trading Symbol	MGRLX
Global Real Estate Portfolio | Class IS
Prospectus:
Trading Symbol	MGREX
Global Real Estate Portfolio | Class C
Prospectus:
Trading Symbol	MSRDX
INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSUAX
INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	IERBX
INTERNATIONAL REAL ESTATE PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSOLX
INTERNATIONAL REAL ESTATE PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MIREX
INTERNATIONAL REAL ESTATE PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSIJX
Real Assets Portfolio | Class I
Prospectus:
Trading Symbol	MRJIX
Real Assets Portfolio | Class A
Prospectus:
Trading Symbol	MRJAX
Real Assets Portfolio | Class C
Prospectus:
Trading Symbol	MRJCX
Real Assets Portfolio | Class IS
Prospectus:
Trading Symbol	MRJSX
U.S. REAL ESTATE PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSUSX
U.S. REAL ESTATE PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MUSDX
U.S. REAL ESTATE PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSULX
U.S. REAL ESTATE PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MURSX
U.S. REAL ESTATE PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSURX
Asia Opportunity Portfolio | Class I
Prospectus:
Trading Symbol	MSAQX
Asia Opportunity Portfolio | Class A
Prospectus:
Trading Symbol	MSAUX
Asia Opportunity Portfolio | Class C
Prospectus:
Trading Symbol	MSAWX
Asia Opportunity Portfolio | Class IS
Prospectus:
Trading Symbol	MSAYX
Global Opportunity Portfolio | Class I
Prospectus:
Trading Symbol	MGGIX
Global Opportunity Portfolio | Class L
Prospectus:
Trading Symbol	MGGLX
Global Opportunity Portfolio | Class A
Prospectus:
Trading Symbol	MGGPX
Global Opportunity Portfolio | Class IS
Prospectus:
Trading Symbol	MGTSX
Global Opportunity Portfolio | Class C
Prospectus:
Trading Symbol	MSOPX
International Opportunity Portfolio | Class I
Prospectus:
Trading Symbol	MIOIX
International Opportunity Portfolio | Class L
Prospectus:
Trading Symbol	MIOLX
International Opportunity Portfolio | Class A
Prospectus:
Trading Symbol	MIOPX
International Opportunity Portfolio | Class IS
Prospectus:
Trading Symbol	MNOPX
International Opportunity Portfolio | Class C
Prospectus:
Trading Symbol	MSOCX
Multi-Asset Portfolio | Class A
Prospectus:
Trading Symbol	MMPPX
Multi-Asset Portfolio | Class L
Prospectus:
Trading Symbol	MMPLX
Multi-Asset Portfolio | Class I
Prospectus:
Trading Symbol	MMPIX
Multi-Asset Portfolio | Class C
Prospectus:
Trading Symbol	MSMEX
Multi-Asset Portfolio | Class IS
Prospectus:
Trading Symbol	MSPMX
Global Concentrated Portfolio | Class I
Prospectus:
Trading Symbol	MLNIX
Global Concentrated Portfolio | Class A
Prospectus:
Trading Symbol	MLNAX
Global Concentrated Portfolio | Class C
Prospectus:
Trading Symbol	MLNCX
Global Concentrated Portfolio | Class IS
Prospectus:
Trading Symbol	MLNSX
Global Core Portfolio | Class I
Prospectus:
Trading Symbol	MLMIX
Global Core Portfolio | Class A
Prospectus:
Trading Symbol	MLMAX
Global Core Portfolio | Class C
Prospectus:
Trading Symbol	MLMCX
Global Core Portfolio | Class IS
Prospectus:
Trading Symbol	MLMSX
US Core Portfolio | Class I
Prospectus:
Trading Symbol	MUOIX
US Core Portfolio | Class A
Prospectus:
Trading Symbol	MUOAX
US Core Portfolio | Class C
Prospectus:
Trading Symbol	MUOCX
US Core Portfolio | Class IS
Prospectus:
Trading Symbol	MUOSX